Thrivent Moderately Aggressive Allocation Fund Expense Example - Thrivent Moderately Aggressive Allocation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 560
Expense Example, with Redemption, 3 Years	840
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	1,992
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,366